Loss per share (Details)	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares SFr / shares	Dec. 31, 2016 CHF (SFr) shares SFr / shares	Dec. 31, 2015 CHF (SFr) shares SFr / shares
Earnings per share [abstract]
Loss attributable to owners of the Company | SFr	SFr (24,409,474)	SFr (30,662,251)	SFr (29,705,063)
Weighted average number of shares outstanding	43,741,870	34,329,280	32,299,166
Basic and diluted loss per share (in chf per share) | SFr / shares	SFr (0.56)	SFr (0.89)	SFr (0.92)
Earnings per share [line items]
Options outstanding (in shares)	2,251,540	1,038,140	629,010
Employee Stock Options
Earnings per share [line items]
Options outstanding (in shares)	2,251,540
Antidilutive securities excluded from computation of earnings per share (in shares)	1,676,526	769,529
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	8,186,117